Investment Objectives and Goals	Feb. 27, 2026
Redwood Managed Volatility Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: REDWOOD MANAGED VOLATILITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Redwood Managed Volatility Fund (the “Fund”) seeks a combination of total return and prudent management of portfolio downside volatility and downside loss.
Redwood Managed Municipal Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: REDWOOD MANAGED MUNICIPAL INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to generate tax-efficient income, while focusing on managing downside risk.
Redwood AlphaFactor Tactical International Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: REDWOOD ALPHAFACTOR® TACTICAL INTERNATIONAL FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to generate long-term total return
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.
Redwood Systematic Macro Trend ("SMarT") Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: REDWOOD SYSTEMATIC MACRO TREND (“SMART”) FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund seeks to generate capital appreciation while focusing on managing downside risk.